Income Taxes, Income Tax Benefit Differs from Expected Tax Provision (Benefit) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit for income taxes at U.S. statutory rate, Amount					$ (13,353)	$ (23,053)
State income benefit, net of federal benefit, Amount					(1,694)	(2,100)
Stock compensation, Amount					1,579	6,155
Nondeductible transaction costs, Amount					480	104
Change in deferred state tax rate, Amount					552	(1,384)
Foreign rate differential, Amount					(268)	(284)
Change in valuation allowance, Amount					8,661	4,670
Tax credits, Amount					(55)	(136)
Other, Amount					468	(4)
Income tax benefit	$ (1,022)	$ (574)	$ (4,182)	$ (2,748)	$ (3,630)	$ (16,032)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit for income taxes at U.S. statutory rate, Percent					21.00%	21.00%
State income benefit, net of federal benefit, Percent					2.66%	1.91%
Stock compensation, Percent					(2.48%)	(5.61%)
Nondeductible transaction costs, Percent					(0.76%)	(0.09%)
Change in deferred state tax rate, Percent					(0.87%)	1.26%
Foreign rate differential, Percent					0.42%	0.26%
Change in valuation allowance, Percent					(13.62%)	(4.25%)
Tax credits, Percent					0.09%	0.12%
Other, Percent					(0.75%)	0.07%
Income tax benefit, Percent	2.70%	9.50%	5.10%	6.60%	5.69%	14.67%